PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT
Property and equipment, net consists of the following:

	September 30, 2021	December 31, 2020
Internal-use software	$5,941	$3,682
Equipment	523	441
Construction in process	268	—
Furniture and fixtures	586	383
Leasehold improvements	509	455
Total property and equipment	7,827	4,961
Less: accumulated depreciation	(1,715)	(684)
Property and equipment, net	$6,112	$4,277
Depreciation expense was $1,032 and $192 for the nine months ended September 30, 2021 and 2020, respectively.	PROPERTY AND EQUIPMENT
Property and equipment, net consists of the following:

	December 31,
	2020	2019
Internal-use software	$3,682	$—
Equipment	441	400
Furniture and fixtures	383	376
Leasehold improvements	455	207
Total property and equipment	4,961	983
Less: accumulated depreciation	(684)	(303)
Property and equipment, net	$4,277	$680
Depreciation expense was $381 and $209 for the years ended December 31, 2020 and 2019.